SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Table below shows the summary of share-based compensation expense:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Cost of revenues	$42,679	$111,001	$365,065
Selling and marketing expenses	2,479,864	3,367,840	5,037,013
General and administrative expenses	23,324,954	32,636,359	41,747,660
Total	$25,847,497	$36,115,200	$47,149,738

Schedule of Nonvested Share Activity [Table Text Block]
The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2015	12,586,650	10.09
Granted	4,877,946	18.67
Forfeited	1,355,964	9.08
Vested	1,869,530	10.78
Outstanding as of February 29, 2016	14,239,102	13.04
Granted	1,564,442	36.42
Forfeited	425,980	19.53
Vested	2,276,558	13.04
Outstanding as of February 28, 2017	13,101,006	15.62
Granted	1,111,836	74.63
Forfeited	187,719	27.95
Vested	2,375,107	14.81
Outstanding as of February 28, 2018	11,650,016	21.21

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended February 29, 2016	For the year ended February 28, 2017	For the year ended February 28, 2018
Risk-free interest rate(1)	1.64%-1.97%	1.34%-2.36%	1.99%-2.55%
Expected life (years)(2)	6.25-8.75	6.56-7.92	6.17-6.25
Expected dividend yield(3)	0%	0%	0%
Volatility(4)	34.0%-34.7%	33.1%-33.8%	32.8%-33.8%
Fair value of options at grant date per share	$7.66 to $10.65	$13.04 to $19.13	$28.69 to $38.71

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company's share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Share options activity for the years ended February 29, 2016, February 28, 2017 and February 28, 2018 was as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2015	-	-	-	-
Granted	1,212,480	15.90
Exercised	40,136	16.10
Forfeited	49,798	16.10
Outstanding as of February 29, 2016	1,122,546	15.88	9.77	11,216,526
Granted	448,400	29.26
Exercised	103,888	16.11
Forfeited	128,176	18.29
Outstanding as of February 28, 2017	1,338,882	20.12	9.48	30,954,058
Granted	89,160	59.50
Exercised	76,491	18.46
Forfeited	23,850	19.44
Outstanding as of February 28, 2018	1,327,701	22.87	8.56	120,039,969

Vested and expected to vest as of February 28, 2018	1,327,701	22.87	8.56	120,039,969
Exercisable as of February 28, 2018	255,253	17.83	7.81	24,363,917